EQUITY (Details Narrative) - USD ($)		1 Months Ended																													12 Months Ended
	Jul. 17, 2024	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 30, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, no par value													$ 0																		$ 0	$ 0
Ordinary shares, shares authorized													5,000,000,000																		5,000,000,000	5,000,000,000
Preferred shares, shares authorized													10,000,000																		10,000,000	10,000,000
Preferred shares, no par value													$ 0																		$ 0	$ 0
Stock issued during period shares issued for services																													1,666
Stock issued during period value issued for services																													$ 340,000		$ 1,354,663	$ 820,400	$ 1,360,000
Number of ordinary share value as commitment fees																															1,344,552		156,440
Number of shares issued											8,000,000				5,598	7,636	6,979			4,998	1,896
Proceeds from issuance of common stock																															2,971,380	4,169,390	1,748,258
Debt instrumental face amount															$ 75,000	$ 75,000	$ 100,000			$ 100,000	$ 50,000
Debt conversion price			$ 2.3898		$ 2.9494	$ 3.1209		$ 4.818	$ 4.596	$ 6.258	$ 6.249				$ 13.398	$ 9.822	$ 14.328			$ 20.01	$ 26.37													$ 25.737
Shares for the acquisition		7,882,921
Stock Issued During Period, Value, Acquisitions		$ 7,252,000																													7,252,288		49,218
Unrecognized compensation expense related to non-vested share options													$ 0																		0	0
Administrative expense																															$ 9,831,502	$ 6,209,596	$ 5,600,578
Convertible Promissory Note-1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion price				$ 2.5066								$ 7.398
Partial principal and accrued interest amount				$ 100,000								$ 50,000
Convertible Promissory Note Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion price				$ 2.4602								$ 7.299
Partial principal and accrued interest amount				$ 125,000								$ 100,000
Convertible Promissory Note Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion price				$ 2.4244								$ 6.483
Partial principal and accrued interest amount				$ 75,000								$ 125,000
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion price			$ 2.3898		$ 2.9494	$ 3.1209		$ 4.818	$ 4.596	$ 6.258	$ 6.249
Partial principal and accrued interest amount			$ 136,000		$ 100,000	$ 100,000		$ 108,500	$ 100,000	$ 100,000	$ 125,000
Number of shares converted			56,930	121,637	33,905	32,042		22,520	21,758	15,980	20,003	39,741
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				120,000		87,000	86,000		266,667		16,667
Shares issued price per share				$ 2.5700		$ 3.66	$ 3.38		$ 6.0		$ 8.16
Proceeds from issuance of common stock				$ 308,400		$ 318,420	$ 290,680		$ 1,600,000		$ 136,000
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares as commitment fees																												144
Number of ordinary share value as commitment fees																												$ 23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares as commitment fees																												1,447
Number of ordinary share value as commitment fees	$ 10,000,000																											$ 230,000
Skyladder Group Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares for the acquisition		7,882,921
Stock Issued During Period, Value, Acquisitions		$ 7,252,000
Directors Executive Offcers Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services						266,666						40,000																	6,666
Stock issued during period value issued for services						$ 1,355,000																							$ 1,360,000
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													60,000	40,000				20,000	19,334	46,000	19,667	10,333	19,333	14,000	6,666	10,000	2,667
Shares issued price per share												$ 7.947		$ 11.46				$ 18.0	$ 18.6	$ 23.1					$ 41.10		$ 138.78
Proceeds from issuance of common stock												$ 317,880	$ 504,000	$ 417,400				$ 360,000	$ 359,600	$ 951,240	$ 584,050	$ 336,300	$ 656,800	$ 494,800	$ 274,000	$ 570,200	$ 370,080
Shares issued price per share one														$ 9.0						$ 19.89
Investor [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share													$ 8.7								$ 31.8	$ 32.7	$ 36.3	$ 37.20		$ 59.10						$ 8.7	$ 37.20
Investor [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share																					28.35	$ 32.4	$ 31.8	$ 33.30		$ 55.20							$ 33.30
Shares issued price per share one													$ 8.16																			$ 8.16
Shares issued price per share two																				$ 19.5
Investor [Member] | Median [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share																					$ 29.7
Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option granted																															0	0	0
Stock options exercised																															0	0	0
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued to consultants
Administrative expense
Service Compensation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted award shares																													1,666
Stock issued during period shares issued for services																													1,666
Stock issued during period value issued for services																													$ 340,000
Zhengjiang Taoping [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted award shares																														227
Restricted award, value																														$ 49,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized													50,000,000																		50,000,000	50,000,000
Ordinary shares, no par value													$ 0																		$ 0	$ 0
Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized													100,000,000																		5,060,000,000	100,000,000